Note 13 - Flow-through Share Premium Liability (Details Textual) - CAD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 14, 2025	Jun. 19, 2025	Jun. 13, 2024	Jun. 30, 2025	Dec. 31, 2024	Apr. 30, 2026	Oct. 31, 2025	Jun. 14, 2024
Statement Line Items [Line Items]
Capital commitments	$ 18,000					$ 5,001
Flow-through shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 18,000	$ 3,080	$ 5,001	$ 3,080	$ 5,001
Number of shares issued (in shares)	9,915,000	3,999,701		3,999,701	5,320,000		15,918,000	5,320,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)	6,003,000